Financial Instruments - Summary of Financial Derivative Transactions Qualifying as Hedge Instruments Resulted in Recognition of Assets and Liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Assets Current	$ 3,584,937	$ 1,000,964
Assets Non-Current	37,020,922	16,422,737
Liabilities Current	11,647,943	5,398,864
Liabilities Non-current	72,386,037	16,167,471
Interest rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Assets Non-Current	432,151
Liabilities Current	6,532,657	1,947,377
Liabilities Non-current		12,944,130
Interest rate hedge [Member] | Cash flow hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Assets Non-Current	432,151
Liabilities Current	6,532,657	1,947,377
Liabilities Non-current		12,944,130
Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Assets Current	3,584,937	1,000,964
Assets Non-Current	36,588,771	16,422,737
Liabilities Current	5,115,286	3,451,487
Liabilities Non-current	72,386,037	3,223,341
Exchange rate hedge [Member] | Cash flow hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Assets Current	3,584,937	1,000,964
Assets Non-Current	36,588,771	16,422,737
Liabilities Current	5,115,286	3,451,487
Liabilities Non-current	$ 72,386,037	$ 3,223,341